Taxation - Schedule of Current and Deferred Portions of Income Tax Benefits Included in Consolidated Statements of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Line Items]
Deferred income tax benefits applicable to China operations		¥ 14,871	$ 2,136	¥ 50,943
Total income tax benefits (expenses)		(96,078)		50,943
CHINA
Income Tax Disclosure [Line Items]
Current income tax expenses applicable to China operations		(110,408)
Deferred income tax benefits applicable to China operations	[1]	14,871		50,943
Total income tax benefits (expenses)		(95,537)		¥ 50,943
Non PRC [Member]
Income Tax Disclosure [Line Items]
Total income tax benefits (expenses)		¥ (541)

[1]	For the year ended December 31, 2017, the Group has incurred net accumulated operating losses since inception. As of December 31, 2017, the Group believed that it is more likely than not that these net accumulated operating losses and other deferred tax assets would not be utilized. Therefore, the Group has provided full valuation allowances for the deferred tax assets as of December 31, 2017.